Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Intangible assets consist of the following:

2022	Cost	Accumulated amortization	Net book value
Power sales contracts	$56,926	$42,818	$14,108
Customer relationships	77,850	13,709	64,141
Interconnection agreements	10,098	1,851	8,247
Other (a)	10,338	151	10,187
	$155,212	$58,529	$96,683

2021	Cost	Accumulated amortization	Net book value
Power sales contracts	$58,112	$43,118	$14,994
Customer relationships	78,140	12,337	65,803
Interconnection agreements	15,072	1,721	13,351
Other (a)	10,968	—	10,968
	$162,292	$57,176	$105,116
(a) Other includes brand names, water rights and miscellaneous intangibles
Estimated amortization expense for intangible assets for each of the next year is $2,580 and $2,572 for years two to five.
All goodwill pertains to the Regulated Services Group.

	2022	2021
Opening balance	$1,201,244	$1,208,390
Business acquisitions (note 3)	123,751	5,535
Foreign exchange	(4,416)	(12,681)
Closing balance	$1,320,579	$1,201,244